Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 99.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.3%
Massachusetts Port Authority(a)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,193,902
Series 2021B
07/01/2038	5.000%	850,000	1,058,253
Revenue Bonds
Series 2019C
07/01/2027	5.000%	1,865,000	2,184,750
07/01/2035	5.000%	2,000,000	2,410,519
Series 2021E
07/01/2038	5.000%	1,000,000	1,245,004
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,075,856
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	675,421
Total			10,843,705
Charter Schools 1.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	1,979,564
International Charter School
Series 2015
04/15/2025	5.000%	410,000	432,925
04/15/2033	5.000%	1,335,000	1,455,884
Total			3,868,373
Higher Education 23.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	681,661
Series 2022
10/01/2039	4.000%	400,000	469,792
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,346,956
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,206,812
10/01/2036	5.000%	1,140,000	1,367,725
Series 2019
10/01/2036	5.000%	1,535,000	1,851,738
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	573,564
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,727,102
01/01/2034	5.000%	1,000,000	1,150,442
Harvard University
Series 2020A
10/15/2028	5.000%	500,000	611,409
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,381,063
10/01/2028	5.000%	1,100,000	1,229,627
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	591,315
10/01/2035	5.000%	455,000	537,588
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	1,026,249
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,122,333
Western New England University
Series 2015
09/01/2032	5.000%	500,000	551,414
09/01/2033	5.000%	1,225,000	1,350,237
09/01/2034	5.000%	1,285,000	1,415,614
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	779,536
Worcester Polytechnic Institute
Series 2016
09/01/2034	5.000%	500,000	577,153
Series 2017
09/01/2037	5.000%	290,000	342,096
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	1,051,551
10/01/2033	5.000%	900,000	1,069,038
Columbia Massachusetts Intermediate Municipal Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,096,218
07/01/2036	4.000%	1,000,000	1,095,582
Boston University
Series 2019DD (Mandatory Put 04/01/24)
10/01/2042	5.000%	1,000,000	1,063,406
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,391,499
Simmons College
Series 2006H
10/01/2033	5.250%	1,000,000	1,249,315
Series 2013J
10/01/2024	5.250%	500,000	533,209
10/01/2025	5.500%	450,000	481,294
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	1,044,935
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,308,953
Northeastern University
Series 2008T-1
10/01/2028	5.000%	1,000,000	1,028,551
Series 2008T-2
10/01/2029	5.000%	4,045,001	4,159,940
University of Massachusetts Building Authority
Refunding Revenue Bonds
Series 2021-1
11/01/2029	5.000%	1,200,000	1,501,944
Revenue Bonds
Senior Lien
Series 2020-1
11/01/2032	5.000%	2,000,000	2,485,352
Total			47,452,213
Hospital 16.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berkshire Health System
Series 2021
10/01/2029	5.000%	250,000	307,914
CareGroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,302,197
Series 2016I
07/01/2033	5.000%	3,000,000	3,415,310
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,346,104
08/15/2034	5.000%	2,250,000	2,502,195
Partners HealthCare System
Series 2016
07/01/2031	5.000%	3,000,000	3,445,606
Series 2020
07/01/2037	5.000%	2,250,000	2,758,370
Series 2020 (Mandatory Put 01/31/30)
07/01/2050	5.000%	4,000,000	4,966,739
Series 2019A (AGM)
07/01/2034	5.000%	1,200,000	1,420,527
Series 2019O
12/01/2035	5.000%	175,000	214,413
Series 2021G
07/01/2038	5.000%	225,000	281,652
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,609,059
Series 2017
07/01/2031	5.000%	1,000,000	1,160,240
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,082,750
07/01/2034	5.000%	1,500,000	1,620,407
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,173,756
07/01/2037	5.000%	1,035,000	1,232,690
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	330,216
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,102,663
Total			34,272,808
Human Service Provider 0.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Seven Hills Foundation
Series 2021
09/01/2039	4.000%	1,000,000	1,119,837

2	Columbia Massachusetts Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 1.4%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,179,129
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds
Project 2015A
Series 2021A
07/01/2038	4.000%	750,000	871,408
07/01/2039	4.000%	620,000	719,161
Total			2,769,698
Local General Obligation 4.8%
City of Boston
Unlimited General Obligation Bonds
Series 2020A
11/01/2028	5.000%	3,000,000	3,689,134
City of Cambridge
Limited General Obligation Refunding Bonds
Series 2021
02/15/2031	5.000%	2,000,000	2,568,092
City of Worcester
Limited General Obligation Bonds
Ballpark Project
Series 2020B
02/01/2029	4.000%	415,000	470,216
02/01/2031	4.000%	495,000	560,617
Town of Sharon
Limited General Obligation Bonds
Series 2020
02/15/2029	5.000%	2,000,000	2,460,799
Total			9,748,858
Multi-Family 1.8%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,389,782
10/01/2034	5.000%	2,000,000	2,249,713
Total			3,639,495
Other Bond Issue 5.2%
Boston Housing Authority
Refunding Revenue Bonds
Series 2020A
10/01/2027	5.000%	455,000	539,029
04/01/2028	5.000%	800,000	955,642
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,100,452
05/01/2031	5.000%	1,000,000	1,101,306
Series 2017 (BAM)
05/01/2034	5.000%	500,000	584,853
05/01/2035	5.000%	500,000	584,284
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	2,955,261
04/01/2035	5.000%	2,350,000	2,774,933
Total			10,595,760
Pool / Bond Bank 1.2%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Green Bonds
Series 2019
08/01/2038	5.000%	2,000,000	2,466,583
Prep School 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,141,965
Refunded / Escrowed 5.4%
Massachusetts Clean Energy Cooperative Corp.
Prerefunded 07/01/23 Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	2,878,671
Massachusetts Development Finance Agency
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,147,556
Prerefunded 10/01/24 Revenue Bonds
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,320,343
Massachusetts State College Building Authority(b)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,571,306
Total			10,917,876

Columbia Massachusetts Intermediate Municipal Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 3.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,386,084
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	1,061,039
10/01/2039	5.000%	250,000	275,707
Massachusetts Development Finance Agency(c),(d)
Refunding Revenue Bonds
Loomis Obligated Group
Series 2022
01/01/2031	4.000%	1,500,000	1,609,842
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,600,179
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,647,892
Total			7,580,743
Sales Tax 9.9%
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
Sales Tax Bond
Subordinated Series 2020B
07/01/2033	5.000%	1,250,000	1,566,087
Senior Sales Tax Bonds
Series 2004B
07/01/2030	5.250%	1,770,000	2,193,322
Revenue Bonds
Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,081,821
Series 2006A
07/01/2022	5.250%	3,500,000	3,570,565
Series 2008B
07/01/2023	5.000%	910,000	964,015
Massachusetts Bay Transportation Authority(b)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,581,727
07/01/2032	0.000%	5,105,000	3,998,293
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts School Building Authority
Revenue Bonds
Social Bonds
Series 2020A
08/15/2033	5.000%	750,000	942,163
Subordinated Series 2019A
02/15/2029	5.000%	1,000,000	1,230,399
Total			20,128,392
Single Family 0.3%
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Social Bonds
Series 2020-220 (GNMA)
06/01/2027	5.000%	125,000	147,148
12/01/2027	5.000%	100,000	119,011
06/01/2028	5.000%	75,000	90,041
12/01/2028	5.000%	100,000	121,229
06/01/2029	5.000%	75,000	91,740
Total			569,169
State General Obligation 9.9%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,510,621
Series 2019G
09/01/2036	4.000%	2,000,000	2,314,564
Series 2020B
03/01/2032	4.000%	2,500,000	2,908,723
Limited General Obligation Refunding Bonds
Series 2006B (AGM)
09/01/2022	5.250%	2,000,000	2,055,567
Series 2020B
07/01/2033	5.000%	2,000,000	2,503,963
Series 2020D
11/01/2036	4.000%	1,000,000	1,167,956
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	5,609,262
Total			20,070,656
Student Loan 0.9%
Massachusetts Educational Financing Authority(a)
Revenue Bonds
Education Loan
Series 2021
07/01/2029	5.000%	1,250,000	1,501,586

4	Columbia Massachusetts Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020B
07/01/2028	5.000%	250,000	292,834
Total			1,794,420
Transportation 0.8%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note
Revenue Bonds
Accelerated Bridge Program
Series 2019
06/15/2027	5.000%	1,400,000	1,618,672
Turnpike / Bridge / Toll Road 2.9%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	2,000,000	2,424,559
Subordinated Series 2019B
01/01/2030	5.000%	2,825,000	3,458,931
Total			5,883,490
Water & Sewer 2.9%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	5,862,912
Total Municipal Bonds (Cost $195,191,463)			202,345,625
Money Market Funds 0.6%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(e)	122,394	122,382
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(e)	1,082,166	1,082,166
Total Money Market Funds (Cost $1,204,560)		1,204,548
Total Investments in Securities (Cost: $196,396,023)		203,550,173
Other Assets & Liabilities, Net		(136,449)
Net Assets		203,413,724

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $4,857,913, which represents 2.39% of total net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Massachusetts Intermediate Municipal Bond Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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